Non-financial assets and liabilities - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	$ 575,736	$ 577,183
Additions	50	37
Exchange differences	0	1
Amortization charge	(907)	(1,485)
Closing net book amount	574,879	575,736
Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	651,183
Closing net book amount	651,204	651,183
Accumulated amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(13,528)
Closing net book amount	(14,406)	(13,528)
Accumulated impairment
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(61,919)
Closing net book amount	(61,919)	(61,919)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	134,453	134,453
Closing net book amount	134,453	134,453
Goodwill | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	134,453
Closing net book amount	134,453	134,453
Acquired licenses to patents
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	1,626	1,618
Additions	50	37
Exchange differences	0	1
Amortization charge	(12)	(30)
Closing net book amount	1,664	1,626
Acquired licenses to patents | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	3,032
Closing net book amount	3,054	3,032
Acquired licenses to patents | Accumulated amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(1,406)
Closing net book amount	(1,390)	(1,406)
In-process research and development acquired
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	427,779	427,779
Reclassification	(102,698)
Exchange differences	0
Closing net book amount	$ 325,081	427,779
Useful life	22 years
In-process research and development acquired | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	$ 489,698
Closing net book amount	387,000	489,698
In-process research and development acquired | Accumulated impairment
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(61,919)
Closing net book amount	(61,919)	(61,919)
Current marketed products
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	11,878	13,333
Reclassification	102,698
Exchange differences	0	0
Amortization charge	(895)	(1,455)
Closing net book amount	113,681	11,878
Current marketed products | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	24,000
Closing net book amount	126,697	24,000
Current marketed products | Accumulated amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(12,122)
Closing net book amount	$ (13,016)	$ (12,122)